COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Lease Commitments
2014	$817
2015	430
2016	314
2017	251
2018	250
2019 and there after	1,406

$3,468